Financial risk management and fair value estimates (Details 1)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ARS ($)
Futures Contract [Member] | Corn [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	240,112	240,112	135,538	135,538
Derivatives at fair value		$ 10,000,000		$ 361,000,000
Gain / (Loss) for valuation at fair value at year-end		$ (93,000,000)		(103,000,000)
Premium paid or (collected)	$ 0			$ 0
Futures Contract [Member] | Corn [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	21,500	21,500	85,750	85,750
Derivatives at fair value		$ 0		$ (105,000,000)
Gain / (Loss) for valuation at fair value at year-end		$ (83,000,000)		0
Premium paid or (collected)	$ 0			$ 0
Futures Contract [Member] | Soybeans [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	389,204	389,204	236,384	236,384
Derivatives at fair value		$ 292,000,000		$ 1,187,000,000
Gain / (Loss) for valuation at fair value at year-end		$ (916,000,000)		(1,602,000,000)
Premium paid or (collected)	$ 0			$ 0
Futures Contract [Member] | Soybeans [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	895	895	300	300
Derivatives at fair value		$ 0		$ (2,000,000)
Gain / (Loss) for valuation at fair value at year-end		$ (3,000,000)		0
Premium paid or (collected)	$ 0			$ 0
Futures Contract [Member] | Wheat [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	34,500	34,500	5,100	5,100
Derivatives at fair value		$ (14,000,000)		$ 5,000,000
Gain / (Loss) for valuation at fair value at year-end		$ 129,000,000		0
Premium paid or (collected)	$ 0			$ 0
Futures Contract [Member] | Wheat [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	700	700	14,100	14,100
Derivatives at fair value		$ 0		$ (39,000,000)
Gain / (Loss) for valuation at fair value at year-end		$ (1,000,000)		0
Premium paid or (collected)	$ 0			$ 0
Futures Contract [Member] | Ethanol [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	16,380	16,380	900	900
Derivatives at fair value		$ (101,000,000)		$ 0
Gain / (Loss) for valuation at fair value at year-end		$ (6,000,000)		(175,000,000)
Premium paid or (collected)	$ 0			$ 0
Futures Contract [Member] | Livestock [member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	27,720	27,720	4,950	4,950
Derivatives at fair value		$ 0		$ 0
Gain / (Loss) for valuation at fair value at year-end		$ 7,000,000		(100,000,000)
Premium paid or (collected)	$ 0			$ 0
Futures Contract [Member] | Cotton [member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	2,000,000	2,000,000	1,650,000	1,650,000
Derivatives at fair value		$ 16,000,000		$ 23,000,000
Gain / (Loss) for valuation at fair value at year-end		$ 0		0
Premium paid or (collected)	$ 0			$ 0
Option contract [member] | Corn [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	0	0	2,000	2,000
Derivatives at fair value		$ 0		$ (8,000,000)
Gain / (Loss) for valuation at fair value at year-end		$ 0		0
Premium paid or (collected)	$ (11)			$ (3)
Option contract [member] | Corn [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	21,779	21,779	2,000	2,000
Derivatives at fair value		$ 3,000,000	$ 0
Gain / (Loss) for valuation at fair value at year-end		$ (1,000,000)	$ 0
Premium paid or (collected)	$ 43			$ 20
Option contract [member] | Corn [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	721	721	8,600	8,600
Derivatives at fair value		$ (67,000,000)		$ 13,000,000
Gain / (Loss) for valuation at fair value at year-end	$ 0			74
Premium paid or (collected)		$ 149,000,000		$ 136,000,000
Option contract [member] | Corn [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)			5,080	5,080
Derivatives at fair value			$ 77,000,000
Gain / (Loss) for valuation at fair value at year-end				$ (134)
Premium paid or (collected)			$ (126,000,000)
Option contract [member] | Soybeans [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	5,500	5,500	400	400
Derivatives at fair value		$ 7,000,000	$ 0
Gain / (Loss) for valuation at fair value at year-end		$ 7,000,000	$ 0
Premium paid or (collected)	$ (36)			$ (13)
Option contract [member] | Soybeans [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	36,300	36,300	(40,214)	(40,214)
Derivatives at fair value		$ 0		$ (166,000,000)
Gain / (Loss) for valuation at fair value at year-end		$ (57,000,000)		(234,000,000)
Premium paid or (collected)	$ 126			$ 67
Option contract [member] | Soybeans [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	252	252	45,081	45,081
Derivatives at fair value		$ (42,000,000)	$ 0
Gain / (Loss) for valuation at fair value at year-end	$ 0			$ 0
Premium paid or (collected)		$ 523,000,000		$ 67,000,000
Option contract [member] | Soybeans [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	20,248	20,248	20,465	20,465
Derivatives at fair value		$ 7,000,000		$ 28,000,000
Gain / (Loss) for valuation at fair value at year-end	$ 109			1,499
Premium paid or (collected)		$ (593,000,000)		$ (308,000,000)
Option contract [member] | Wheat [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	2,600	2,600	0	0
Derivatives at fair value		$ 3,000,000	$ 0
Gain / (Loss) for valuation at fair value at year-end		$ 6,000,000	$ 0
Premium paid or (collected)	$ (11,000,000)			$ (11,000,000)
Option contract [member] | Wheat [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	7,700	7,700	0	0
Derivatives at fair value		$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end		$ (13,000,000)	$ 0
Premium paid or (collected)	$ 31			$ 10
Option contract [member] | Wheat [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	3,400	3,400	4,000	4,000
Derivatives at fair value		$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	$ (14)			$ 0
Premium paid or (collected)	$ 12			$ 10
Option contract [member] | Wheat [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	2,500	2,500	1,500,000	1,500,000
Derivatives at fair value	$ 0			$ 56,000,000
Gain / (Loss) for valuation at fair value at year-end	0			0
Premium paid or (collected)	$ (295,000,000)			$ (41,000,000)
Option contract [member] | Cotton [member] | Purchase Call Option [Member]
Statement [Line Items]
Commodities (in tons)	0	0
Derivatives at fair value	$ (1,000,000)
Gain / (Loss) for valuation at fair value at year-end	0
Premium paid or (collected)	$ 0
Option contract [member] | Ethanol [Member] | Purchase Call Option [Member]
Statement [Line Items]
Commodities (in tons)	14,550	14,550
Derivatives at fair value	$ 28,000,000
Gain / (Loss) for valuation at fair value at year-end	(11,000,000)
Premium paid or (collected)	$ 0
Option contract [member] | Wheat One [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	700	700
Derivatives at fair value	$ 0
Gain / (Loss) for valuation at fair value at year-end	0
Premium paid or (collected)	$ (21,000,000)
Agricultural Business [Member]
Statement [Line Items]
Commodities (in tons)	2,847,261	2,847,261	3,680,434	3,680,434
Derivatives at fair value		$ 141,000,000		$ 1,430,000,000
Gain / (Loss) for valuation at fair value at year-end		(939,000,000)		(775,000,000)
Premium paid or (collected)		$ (83,000,000)		$ (192,000,000)